Commitments and Contingency	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
NOTE 12. Commitments and Contingency

As of June 30, 2017, the Company’s significant commitments and contingency are summarized as follows:

Commitments

1)	The Company has one lease for its Fremont, California office expiring in May 2017, which was renewed and will expire in May 2020. Rental expense was $0, $39,045 and $62,472 for the years ended December 31, 2014, 2015 and 2016, respectively, and $31,236 and $32,476 for six-month period ended June 30, 2016 and 2017, respectively. As of June 30, 2017, future minimum lease payment obligation is $77,352 for the next twelve-month period ending June 30, 2018.

The company has another lease for its Japan office expiring July 2018. Rental expense was approximately $17,264 for the six-month period ended June 30, 2017. As of June 30, 2017, future minimum lease payment obligation is $37,483, including the 8% Japan consumption tax, for the next twelve-month ending June 30, 2018.

2)	The Company has a sales agreement with dMobile, a related party, for satellite ground station equipment. Future additional revenue receivable as of June 30, 2017 is $1,501,100 for the next twelve-month period ending June 30, 2018.

3)	In March 2017, the Company entered into a satellites service agreement (the Agreement) with a Japanese company (Company J). The agreement is effective on March 15, 2017 and will expire three years from the effective date. However, the agreement shall continue to be effective so long as any service is still effective. According to the Agreement, the Company shall prepay the total amount of $285,300 and the deposit of $95,100 on April 15, 2017. The prepayment of $285,300 shall be applied to monthly service charge by Company J based on the terms defined in the Agreement.

Contingency

The Company entered into a 3-year digital transmission service agreement with Asia Satellite Telecommunication Company Limited (“Asia Sat”) on July 25, 2015. As of March 31, 2017, Asia Sat stipulates that the Company is in debt of $8,013,495 to Asia Sat, which includes unpaid service fees, a default payment in the form of liquidated sum and interest. The default payment includes total future payments of $7,411,616 due through March 31, 2018, subtracting the deposit of $775,000 made to Asia Sat. The Company disagreed with the payable balance of $8,013,495 and had recorded $1,376,879 payable to Asia Sat as of March 31, 2017. On July 25, 2016, Asia Sat commenced arbitration against the Company. On November 21, 2016, the Hong Kong International Arbitration Centre (“HKIAC”) appointed a sole arbitrator to hear the dispute. On January 12, 2017, the Company introduced a counterclaim for misrepresentations made to induce entry into the Agreement. Aircom and AsiaSat reached a settlement with respect to the Agreement as of July 25, 2017, with an effective date of July 20, 2017. As of June 30, 2017, the Company has accrued the settlement liability and accounted for the net impact of the settlement.